Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 27,081
Cash flows used in financing activities
(Decrease) increase in notes payable	(1,641)	$ (1,073)
Issue of long-term debt	6,006	1,954
Repayment of long-term debt	(5,003)	(2,221)
Increase in securitized trade receivables	0	131
Cash dividends paid on common and preferred shares	(3,107)	(2,966)
Cash dividends paid by subsidiaries to non-controlling interests	(53)	(65)
Discontinued operations	(7)	(6)
Other financing activities	(93)	(54)
Total cash flows (used in) from financing activities excluding equity	(3,888)	(4,300)
Non-cash changes arising from
Increase in lease liabilities	675	1,005
Dividends declared on common and preferred shares	3,147	3,008
Dividends declared by subsidiaries to non-controlling interests	53	64
Effect of changes in foreign exchange rates	0	0
Business acquisitions	7
Discontinued operations	(106)	1
Other	186	72
Total non-cash changes	3,962	4,150
Ending balance	27,155	27,081
Other financing activities	(93)	(54)
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	26,296
Cash flows used in financing activities
(Decrease) increase in notes payable	(1,810)	(1,045)
Issue of long-term debt	6,006	1,954
Repayment of long-term debt	(5,003)	(2,221)
Increase in securitized trade receivables		131
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Discontinued operations	(7)	(6)
Other financing activities	(31)	(34)
Total cash flows (used in) from financing activities excluding equity	(845)	(1,221)
Non-cash changes arising from
Increase in lease liabilities	675	1,005
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	159	(261)
Business acquisitions	7
Discontinued operations	(106)	1
Other	137	63
Total non-cash changes	872	808
Ending balance	26,323	26,296
Other financing activities	(31)	(34)
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	56
Cash flows used in financing activities
(Decrease) increase in notes payable	169	(28)
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables		0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Discontinued operations	0	0
Other financing activities	0	0
Total cash flows (used in) from financing activities excluding equity	169	(28)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(159)	261
Business acquisitions	0
Discontinued operations	0	0
Other	0	(8)
Total non-cash changes	(159)	253
Ending balance	66	56
Other financing activities	0	0
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	729
Cash flows used in financing activities
(Decrease) increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables		0
Cash dividends paid on common and preferred shares	(3,107)	(2,966)
Cash dividends paid by subsidiaries to non-controlling interests	(53)	(65)
Discontinued operations	0	0
Other financing activities	0	0
Total cash flows (used in) from financing activities excluding equity	(3,160)	(3,031)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,147	3,008
Dividends declared by subsidiaries to non-controlling interests	53	64
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0
Discontinued operations	0	0
Other	(3)	(3)
Total non-cash changes	3,197	3,069
Ending balance	766	729
Other financing activities	0	0
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0
Cash flows used in financing activities
(Decrease) increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables		0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Discontinued operations	0	0
Other financing activities	(52)	(20)
Total cash flows (used in) from financing activities excluding equity	(52)	(20)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0
Discontinued operations	0	0
Other	52	20
Total non-cash changes	52	20
Ending balance	0	0
Other financing activities	(52)	(20)
TOTAL
Cash flows used in financing activities
Other financing activities	(83)
Non-cash changes arising from
Other financing activities	$ (83)
Previously stated
Changes in liabilities arising from financing activities [abstract]
Beginning balance		24,927
Previously stated | DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance		24,405
Previously stated | DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance		(169)
Previously stated | DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance		691
Previously stated | OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance		$ 0